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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                                    FORM N-PX

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                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-02594

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                               MFS SERIES TRUST IV
               (Exact name of registrant as specified in charter)

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               111 Huntington Avenue, Boston, Massachusetts 02199
               (Address of principal executive offices) (Zip code)

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                                Susan A. Pereira
                    Massachusetts Financial Services Company
                              111 Huntington Avenue
                           Boston, Massachusetts 02199
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000

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                       Date of fiscal year end: August 31

             Date of reporting period: July 1, 2014 - July 23, 2014*

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*  The MFS Government Money Market Fund, a series of the Registrant, terminated as of 07/23/2014. The Reporting Period for the MFS Government Money Market Fund is 07/01/2014 - 07/23/2014.

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ITEM 1.  PROXY VOTING RECORD.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02594
Reporting Period: 07/01/2014 - 07/23/2014
MFS Series Trust IV









======================= MFS Government Money Market Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IV

By (Signature and Title):  ROBIN STELMACH*
                           -----------------------------------------------
                           Robin Stelmach, Principal Executive
                           Officer & President

Date:  August 17, 2015

*By (Signature and Title)  /s/ Susan A. Pereira
                           -----------------------------------------------
                           Susan A. Pereira, as attorney-in-fact

* Executed by Susan A. Pereira on behalf of Robin Stelmach pursuant to a Power of Attorney dated October 1, 2014. (1)

(1) Incorporated by reference to MFS Institutional Trust (File Nos. 33-37615 and 811-06174) Post-Effective Amendment No. 38 filed with the SEC via EDGAR on October 27, 2014.